Investment Strategy	Jan. 28, 2026
Brown Advisory Sustainable Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”). Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities that satisfy the Fund’s sustainable investment criteria. The Fund invests primarily in securities of large market capitalization companies that the Adviser deems to meet its “value” and “sustainable investment” criteria, collectively the “Investment Criteria” for the Fund. Large market capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $3 billion at the time of purchase. The market capitalizations of the companies in the Fund’s portfolio changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization falls outside this range.

Equity securities include common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), other exchange traded funds (“ETFs”) and business development companies (“BDCs”). The Fund may also invest in private placements in these types of securities. The Fund may invest in ETFs and BDCs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 20% of its assets in foreign securities, including in emerging markets. Emerging market countries for these purposes consists of countries in Latin America, Asia, Eastern Europe, Africa and the Middle East, and include, among other countries, Brazil, China, Hong Kong, India, Indonesia and Taiwan. The Fund will generally hold securities of between 30 to 50 issuers.

The Adviser defines “value” as businesses that exhibit stable and consistent free cash flow generation, that display capital discipline by demonstrating both prudent balance sheet management and capital expenditures, and that trade at attractive valuations because they provide a favorable reward versus risk outlook. The Fund invests primarily in equity securities that trade in the U.S. securities markets and that the Adviser believes are undervalued, broadly defined as trading at a discount to the estimated economic value of a company’s underlying business. The Adviser uses a research-driven analysis that results in the Fund’s portfolio having an emphasis on out-of-favor, cash-generating companies with durable business models, strong finances, competent management and a demonstrable record of prudent capital allocation. The Adviser’s valuation discipline attempts to estimate the range of a company’s business value by considering past, current or future earnings, cash flows, book value, sales or growth rates relative to the company’s history, industry, or the broader market. The Fund may also invest in cyclical companies or companies that have experienced a temporary setback if the valuation of the company is at an appropriate discount to the long-term earnings potential of the company.

The Adviser defines its sustainable investment criteria as companies that have sustainability characteristics that may improve their financial position and have strong management of sustainability-related risks. The Adviser looks for companies with Sustainable Cash Flow Advantage (“SCFA”) over time. SCFA is part of the broader research process.

A majority of the Fund will consist of securities with established or emerging SCFA. SCFA’s have one or more of the following drivers:

●	People: For example:

o	Attraction, retention and internal promotion of employees drives cost savings while also creating a cultural advantage.

o	Leadership on health and safety has the potential to serve as both a mechanism for improved employee retention and generation of revenue tied to greater productivity.

●	Process: For example:

o	Sound operations that promote a safe and healthy community can bolster franchise value, while also avoiding regulatory and reputational risk.

o	Margin improvement through operations that save costs and resources, enabling meaningful reduction in carbon emissions and natural capital.

●	Product: For example:

o	Products or services that provide superior customer outcomes resulting in recurring revenue while also providing environmental and/or social solutions.

Additionally, the Adviser pursues strategic engagement with companies and other stakeholders in an effort to enhance due diligence and monitor the investment thesis, including emerging SCFA.

The Adviser considers each proxy voting proposal related to holdings in the Fund on its own merits and an independent determination is made based on the relevant facts and circumstances, in consideration of the Adviser’s current Proxy Voting Policy.

The Adviser has engaged Vident Asset Management to serve as sub-adviser (“Sub-Adviser”) for the Fund. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board of Trustees.

Brown Advisory Sustainable Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”). Under normal conditions, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of domestic companies that meet the sustainable investment criteria of the Fund, collectively the “Investment Criteria.” The Fund invests primarily in the securities of medium and large capitalization companies that Brown Advisory LLC (the “Adviser”) believes (1) have the fundamental strengths (strong financials and business models) to outperform their peers and deliver strong earnings growth over a market cycle, (2) effectively implement Sustainable Business Advantages (described below), and (3) have attractive valuations.

The Adviser seeks companies with strong business models and prospects for growth, cost improvements, enhanced franchise value, strong cash flow generation, and a solid track record of execution,

among other qualities. Through investment analysis the Adviser also seeks companies with Sustainable Business Advantages, defined as companies that use internal sustainability strategies to improve their financial position, including but not limited to, those strategies that lead to revenue growth, cost improvements, or enhanced franchise value. The Adviser also seeks companies that have strong risk management practices in place where sustainability-related risks may be present.

The Adviser pursues strategic engagement with companies and other stakeholders in an effort to enhance due diligence and monitor the investment thesis.

The Adviser considers each proxy voting proposal related to holdings in the Fund on its own merits and an independent determination is made based on the relevant facts and circumstances, in accordance with the Adviser’s current Proxy Voting Policy.

Medium and large capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $2 billion at time of purchase. The Fund may also invest a portion of the portfolio in equity securities of small market capitalization companies. The equity securities in which the Fund principally invests are common stocks. Furthermore, the Fund may invest up to 15% of assets in foreign securities (including American Depositary Receipts (“ADRs”)), which may include emerging markets securities. Emerging market countries for these purposes consists of countries in Latin America, Asia, Eastern Europe, Africa and the Middle East, and include, among other countries, Brazil, China, Hong Kong, India, Indonesia and Taiwan. ADRs may be either sponsored or unsponsored. The Fund also may invest in real estate investment trusts (“REITs”). The Fund will generally hold securities of between 25 to 45 issuers.

The Adviser uses scenario analyses to assess the company’s valuation and potential for appreciation or downside risk. The Adviser may sell a security or reduce its position for a number of reasons, including:

●	The investment thesis is violated;

●	A more attractively priced security is found; or

●	The security becomes overvalued relative to the Adviser’s long-term expectations.

The Adviser has engaged Vident Asset Management to serve as sub-adviser (“Sub-Adviser”) for the Fund. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection

Brown Advisory Flexible Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”). Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests primarily in a portfolio of equity securities issued by large, middle, and small capitalization companies that the Adviser believes have strong, or improving, long-term business characteristics and share prices that do not reflect certain favorable fundamental attributes. Such attributes include what the Adviser believes are favorable business economics supported by enduring competitive advantages, capable and trustworthy management, positive industry dynamics and sensible capital allocation. Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), other ETFs, and business development companies (“BDCs”). The Fund may also invest in private placements in these types of securities. The Fund may invest in ETFs and BDCs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 15% of its net assets in foreign securities, including emerging markets.

The Adviser follows an investment philosophy referred to as “flexible equity.” Flexibility allows the Adviser to implement both growth and value styles and look across market cap ranges, expanding the bargain hunting concepts of value investing to a broader range of opportunities. The Adviser emphasizes individual security selection based on identifying long-term attractive businesses, i.e., those with significant desirable traits and few or no undesirable traits, when they are available at what the Adviser considers to be bargain prices. Desirable traits include favorable business economics supported by enduring competitive advantages, capable and trustworthy management, positive industry dynamics and sensible capital allocation. The Adviser believes that bargain prices most often arise in the stock market due to short-term investor perceptions or temporary business challenges creating undue price declines and price recovery potential, or unrecognized favorable prospects within a business or changes for the better in company management or industry conditions.

The sale of a company’s equity securities may arise if the securities’ market price exceeds the Adviser’s estimate of intrinsic value, if the ratio of risk and rewards of continuing to own the company’s equity is no longer attractive (i.e., the Adviser believes the downside return potential exceeds the upside return potential when considering the range of estimated future security prices), or if the Adviser needs to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

The Adviser’s Process — Purchasing Portfolio Securities. The Adviser uses a research-intensive security selection process. Many characteristics of the underlying company are analyzed prior to purchasing its security in the Fund’s portfolio. These include:

●	A company’s market position and competitive advantages;

●	Its current and potential financial strength;

●	Its earnings and free cash flow; and

●	The effectiveness of its management team.

The Adviser believes a company’s market position and future market share are material to driving the growth of revenue, earnings, and free cash flows, and that future earnings and future free cash flows per share are drivers of a company’s stock return potential. These factors, along with the current share price, are considered in the Fund’s security selection process.

The Adviser also considers sustainable investment research provided by the research analysts or via third-party data, in its investment decision-making process where such research is considered by the Adviser to be material to long-term performance. The nature of the specific criteria considered will vary depending on the relevance to the security’s business model. Investment risks and/or opportunities related to criteria such as climate change, natural capital, or human capital may be considered. Where this analysis is taken into account, the Adviser assesses what it believes are relevant qualitative or quantitative information in combination with fundamental analysis. When considered, the data sources that inform sustainable investment research may include, though are not necessarily limited to, company disclosures, third-party data, expert networks, or industry publications. Third-party data providers are generally aggregators of sustainability data including but not limited to, climate, human capital, and governance data sets. Securities are not required to meet any minimum sustainable investment criteria; rather sustainable investment research is one of many considerations in security selection.

The Adviser constructs its portfolio one security at a time in seeking those with the best long-term potential, and may express its conviction in its favorite holdings through increased weightings. The Adviser does not limit its investments to securities of a particular market cap range but the focus is generally on companies with market capitalizations greater than $2 billion at the time of purchase.

The Adviser’s Process — Selling Portfolio Securities. The Adviser regularly monitors companies in the Fund’s portfolio to determine if their stock price and future prospects continue to appear attractive or if they are beginning to show signs of deterioration. The Adviser may sell a security or reduce its position if:

●	The security has reached a price whereby its risk/reward characteristics are not as favorable;

●	A company’s fundamentals are deteriorating to the point where the original investment thesis for owning the stock is no longer intact; or

●	A better opportunity has been identified.

Under normal circumstances, the Adviser is a long-term investor with holding periods for securities of one to five years, therefore on average, the annual portfolio turnover is not expected to be high. The Fund will generally hold securities of between 30 to 50 issuers.

The Adviser has engaged Vident Asset Management to serve as sub-adviser (“Sub-Adviser”) for the Fund. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board of Trustees.

Democratic Large Cap Core ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing principally in large capitalization companies that make political contributions to Democratic Party candidates and political action committees above a certain threshold while also minimizing the difference between the Fund’s performance and the performance of the S&P 500® Index (the “S&P 500”). Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of large capitalization companies. This policy may be changed upon 60 days’ prior written notice to shareholders. Reflection Asset Management, LLC (the “Adviser”), the Fund’s investment adviser, considers a large capitalization company to be any company included in the S&P 500 at the time of purchase.

The Fund’s portfolio construction process begins with a universe of companies that 1) are current members of the S&P 500; and 2) direct at least 75% of their total corporate political contributions during an election cycle to Democratic Party candidates (as determined by the candidates’ declared party allegiance and registration) and political action committees registered with the Democratic Party. A company’s political contributions include the contributions of the company’s senior management disclosed in the company’s federal regulatory filings. This universe is licensed by the Adviser from Blue ETFs, Inc. (“Blue”), which obtains the universe of companies through a review of contribution data obtained from the Federal Election Commission (the “FEC”).

The Adviser then applies a financial model to the universe of companies to determine the weight of each company in the Fund’s Portfolio. The financial model determines a profile for each company based on its underlying characteristics (for example, economic sector, earnings and correlation to other constituents, among other characteristics) measured over a trailing 18-month time horizon. The financial model also applies two rules to the universe:

1)	No position can be added to the Index at higher than a 5% allocation; and

2)

No sector (as defined by the Global Industry Classification Standard (“GICS”), a widely recognized industry classification methodology developed by MSCI, Inc. and S&P Dow Jones Indices LLC (“SPDJI”)), may deviate from the S&P 500 weighting by more than +/- 5% at the beginning of each quarter.

Together, these rules are designed to limit the Fund’s exposure to any particular security and any particular sector and to help the Fund’s performance more closely align with the performance of the S&P 500. Within these rules, the model then analyzes various combinations of company weights, based on the companies’ profiles, and determines a combination designed to minimize the difference in the performance between the Fund and the S&P 500.

Blue provides to the Adviser an updated universe of companies that satisfy the political contributions screen on a quarterly basis in connection with the quarterly rebalancing of the S&P 500. The Adviser rebalances the Fund’s portfolio on the same quarterly schedule as the S&P 500. The Fund will sell positions that are removed from the S&P 500 for any reason between quarterly rebalances at such time. The Fund will purchase new positions added to the S&P 500 only at a quarterly rebalance. If the political contributions of a company held by the Fund fall below the 75% threshold discussed above, the Fund will sell such company at the next rebalancing. The Adviser expects that the Fund typically will own 40-60 companies.

The FEC has jurisdiction over the financing of campaigns for the U.S. House of Representatives, Senate, Presidency and Vice Presidency. The Adviser does not take into account political contributions that are not reported to the FEC (“Excluded Contributions”), such as contributions to state and local elections and organizations that qualify for tax exemption under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more economic sectors. As of the date of this Prospectus, the Fund has significant exposure to the Information Technology sector, as defined by GICS.

First Foundation Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, under normal circumstances in debt securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

Brookmont Capital Management, LLC, the Fund’s adviser (the “Adviser”) has allocated all the assets of the Fund to be managed/advised by First Foundation Advisors, the Fund’s sub-adviser (“FFA” or the “Sub-Adviser”). The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities, investment-grade municipal obligations and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities.

Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (“Ginnie Mae”). Other U.S. Government securities are neither issued nor guaranteed by the full faith and credit of the U.S. Government, including those issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Fannie Mae and Freddie Mac have been operating under a conservatorship since 2008, with the Federal Housing Finance Authority acting as their conservator, and receive certain financing support from and have access to certain borrowing arrangements with the U.S. Treasury.

The portfolio managers seek to identify debt securities with characteristics such as:

●	attractive yields and prices

●	the potential for capital appreciation

●	reasonable credit quality

The portfolio managers utilize an investment approach that focuses on bottom-up, single-security selections across the major fixed income asset classes with a secondary focus on top-down asset allocation and interest rate and duration management. When selecting individual securities, the portfolio managers seek relative price appreciation by selecting securities the portfolio managers believe to be undervalued based on research and fundamental analysis and by making gradual adjustment in the average duration of the Fund’s portfolio. The portfolio managers focus on an individual issuer’s default risk and then incorporates top-down considerations such as interest rate forecasting, curve selection, and other macro factors.

In deciding which fixed income securities to buy and sell, the portfolio managers attempt to emphasize securities issued by companies with strong fundamentals and relatively limited anticipated volatility. This philosophy is based upon the belief that, over time, a company’s credit default risk will converge with the portfolio managers’ estimate of the credit risk associated with a company’s intrinsic value. The portfolio managers believe that investing in securities that have credit risk priced significantly below what it believes the company’s intrinsic value implies, allows the best opportunity to achieve the Fund’s investment objective.

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in non-mortgage asset-backed securities, high yield securities (also known as “junk securities”), foreign (non-U.S.) and emerging market debt securities and equity securities, such as common stock and preferred stock issued by companies of any market capitalization, exchange-traded funds (“ETFs”) and closed-end funds.

The portfolio managers may also use various types of derivatives (such as options, futures and options on futures) to manage interest rate risk (also known as duration) and to manage exposure to credit quality. The reference in the Fund’s investment objective to capital preservation does not indicate that the Fund may not lose money. The Sub-Adviser seeks to employ strategies that are consistent with capital preservation, but there can be no assurance that the Sub-Adviser will be successful in doing so.

As of the date of this prospectus, the Fund has significant exposure to companies that operate in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. The Financials Sector also includes financial exchanges and data and mortgage real estate investment trusts.

Strategy Portfolio Concentration [Text]	As of the date of this prospectus, the Fund has significant exposure to companies that operate in the Financials Sector.
First Foundation Total Return Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign (non-U.S.) equity and debt securities and cash. The Fund’s asset allocation process utilizes information from the Fund’s sub-adviser, First Foundation Advisors (“FFA” or the “Sub-Adviser”), to diversify holdings across these asset classes and to adjust the asset class weightings based on market and economic conditions. The Fund may also use various types of derivatives (such as options, futures and options on futures) to gain exposure to certain types of securities as an alternative to investing directly in such securities, to manage currency exposure and interest rate exposure (also known as duration), and to manage exposure to credit quality. The Fund may hedge a portion of its foreign currency risk but is not required to do so.

Brookmont Capital Management, LLC, the Fund’s adviser (the “Adviser”), has allocated all the assets of the Fund to be managed/advised by FFA. The Fund invests in equity securities, such as common and preferred stocks, principally for their capital appreciation potential and investment-grade debt securities principally for their income potential. The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity. Within each asset class, the portfolio managers primarily use active security selection to choose securities based on the perceived merits of individual issuers, although portfolio managers of different asset classes or strategies may place different emphasis on the various characteristics of a company (as identified below) during the selection process. If the portfolio managers believe market conditions provide for attractive valuations relative to more liquid investments, the Fund may also invest in or hold illiquid or restricted securities. The Fund may focus in a particular sector or sectors of the economy, the risks of which are disclosed in the “Principal Risks” section below.

The Fund may pursue a “growth style” of investing, meaning that the Fund may invest in equity securities of companies that the Sub-Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. The Fund may also engage in value investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow.

The portfolio managers seek to identify equity securities of companies with characteristics such as:

●	strong earnings growth

●	favorable valuation

●	a presence in successful industries

●	high quality management focused on generating shareholder value

●	large or medium capitalization (meaning a market capitalization of $2 billion or more)

The portfolio managers seek to identify debt securities with characteristics such as:

●	attractive yields and prices

●	the potential for capital appreciation

●	reasonable credit quality (typically investment grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments)

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The portion of the Fund invested in debt securities normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

The Fund may also invest to a lesser extent in high yield securities (also known as “junk securities”), equity and debt securities of companies that are located in emerging market countries, and exchange-traded funds (“ETFs”) and closed-end funds to gain exposure to securities, including those of U.S. issuers that are principally engaged in or related to the real estate industry and to securities in emerging markets. The Fund may also invest in real estate investment trusts (“REITs”).

As of the date of this prospectus, the Fund has significant exposure to companies that operate in the Communications Sector.

Strategy Portfolio Concentration [Text]	As of the date of this prospectus, the Fund has significant exposure to companies that operate in the Communications Sector.
MetLife Opportunistic High Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield instruments (also known as “junk bonds”) and other financial instruments with economic characteristics similar to such instruments, such as derivatives and exchange-traded funds (“ETFs”). This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

High yield instruments in which the Fund may invest include domestic and foreign bonds (including corporate bonds), convertible securities, forward commitments, loan participations and assignments, preferred stocks and privately issued securities (e.g., Rule 144A securities) that are rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality.

The Fund may invest the remainder of its assets in investment grade instruments including securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, municipal bonds, corporate bonds, residential and commercial mortgage-backed securities, asset-backed securities, loan participations and assignments, U.S. dollar-denominated foreign debt securities and ETFs that invest in such instruments. The Fund may also invest up to 5% of its net assets in foreign currency-denominated securities. The Fund may also invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries, which the Adviser defines as those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase. The Fund may also invest in equity securities, which are ownership interests in a public or private company or partnership and consist of common stocks, warrants and rights to acquire common stock, and investments in master limited partnerships (“MLPs”). The Fund may invest in securities of companies with any market capitalization.

The Fund also may invest up to 5% of its net assets in derivative instruments, such as options, futures contracts or swap agreements, for bona fide hedging purposes, to gain exposure to certain markets or segments of markets, and for speculative purposes. From time to time, the Fund may experience significant inflows; if this occurs, the Fund may, on a temporary or interim basis, invest these new assets (potentially in an amount which may approach up to 50% of the Fund’s total net assets if new flows were extremely large relative to the Fund’s current assets) in a combination of derivative instruments and other investment companies, including ETFs, until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy. The Fund may purchase or sell securities or other assets on a when-issued, delayed delivery or forward commitment basis. The Fund may borrow money for, among other reasons, cash management purposes, to obtain leverage and to meet redemptions.

The average portfolio duration of the Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg U.S. Corporate High-Yield Index, which as of September 30, 2025 was 1.84 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

In selecting investments for the Fund, the Adviser will consider the risks and opportunities presented by the industries within the high yield universe. The Adviser evaluates the bond issuers within the selected industries and identifies those investments which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy. The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure. the Adviser targets investments that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.

The Fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

MetLife Small Company Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

For purposes of the Fund’s 80% policy, equity securities include common stocks and exchange-traded funds (“ETFs”) with economic characteristics similar to equity securities. The Fund considers small companies to be those with market capitalizations within the range of the market capitalizations of companies in the Russell 2500 Index at the time of purchase, and ETFs that aim to replicate or produce returns that generally correspond to small company indexes. The market capitalization range of the Russell 2500 Index was approximately $24 million to $32.5 billion as of September 30, 2025, and may change over time. At any given time, the Fund may own a diversified group of stocks in several industries.

The Adviser employs a relative value philosophy to identify companies that the Adviser believes have attractive valuations and a high probability for accelerated earnings and cash flow growth compared to their peers. the Adviser evaluates broad themes and market developments that it believes can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of catalysts and trends that may positively change the earnings potential and cash flow growth of a target company. The Adviser believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

Further, the Adviser considers various operational and structural factors within its fundamental assessment of macro, sector and company specific trends. Factors taken into consideration may include (but are not limited to): business model risks that may arise from general economic activity, interest rates, business input costs and changes to industry structure; governance factors such as board composition, share class structure and shareholder voting rights; environmental factors such as resource usage and carbon intensity; social factors such as workplace policies, child labor and human rights; and other qualitative factors that may impede a company’s ability to reach stated goals and objectives. The Adviser believes companies that reduce exposure to broad risk factors have the potential to reduce the cost of capital, materially lower operating costs or increase the profitability of a company, which may, in turn, lead to higher investment returns for the Fund.

The Adviser continuously monitors and evaluates investments held by the Fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The Adviser attempts to mitigate excess risk through ownership of what it considers a well-diversified portfolio with broad representation across market industries and sectors. The Adviser seeks to actively encourage management of the Fund’s portfolio companies to make incremental positive changes to their business models and risk infrastructure with the goal of producing better investment results. From time to time, the Fund may focus its investments in a particular sector or sectors of the economy. The Adviser will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes, and purchases of alternative investments with potentially higher returns. The Adviser generally will not immediately sell a stock merely due to market appreciation outside the Fund’s target capitalization range if it believes the company has growth potential.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.

The Fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

NICHOLAS PARTNERS SMALL CAP GROWTH FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small-capitalization companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Fund considers small-capitalization companies to be those with market capitalizations within the range of the market capitalizations of companies in the Russell 2000 Growth Index at the time of purchase. While the market capitalization range of the Russell 2000 Growth Index changes throughout the year, as of September

30, 2025, the market capitalization range of the index was between approximately $9 million and $25.2 billion.

The Fund primarily invests in common stocks, including initial public offerings (“IPOs”), but may also invest in convertible securities, real estate investment trusts (“REITs”), exchange-traded funds (“ETFs”) and American Depositary Receipts (“ADRs”), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S., including emerging market, companies. The Fund may, from time to time, focus its investments in one or more sectors.

In selecting investments to buy for the Fund, the Adviser uses a disciplined investment process that combines quantitative research tools with traditional fundamental research to seek to identify, and make timely investments in, dynamically growing companies (i.e. companies that are undergoing positive changes and have sustainable business fundamentals that enable the companies to finance their growth and manage such changes advantageously, and are poised to exceed market expectations). Such companies typically have the following characteristics: revenue and/or earnings acceleration, upward earnings revisions, a well-executed business plan, favorable competitive positioning, increasing market share, and a proven management team. The Adviser may sell a security for a variety of reasons, including if there is a change in the company’s fundamentals, there is an unexplainable deterioration in the security’s trading market, the market capitalization of the company exceeds twice the market capitalization of the company in the Russell 2000 Growth Index with the largest market capitalization, or the Adviser identifies a more attractive investment opportunity.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.

Rayliant Wilshire NxtGen US Large Cap Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to track the performance, before fees and expenses, of the Index. The Index, developed by Wilshire Indexes (the “Index Provider”) in partnership with the Adviser, tracks the performance of stocks of large capitalization companies domiciled in the United States. As of September 30, 2025, the companies included in the Index had a market capitalization ranging from $13.2 billion to $4.5 trillion. The Index include common stocks and real estate investment trusts (“REITs”). The Index Provider designs, maintains, and calculates the Index using a transparent, ruled-based methodology. This methodology incorporates return forecasts from quantitative machine learning models developed by the Adviser, guiding stock selection and weighting within the Index.

The Index construction process begins with the universe of companies that are current members of the FT Wilshire US Large Cap Index (the “Underlying Benchmark”). The Underlying Benchmark is a float-adjusted, market capitalization-weighted index that tracks the performance of large-capitalization companies domiciled in the United States. With 433 constituents as of June 30, 2025, the Underlying Benchmark covers up to 85% of the U.S. market capitalization.

The construction of the Index is then divided into three steps: (1) risk-adjusted returns estimation via machine learning; (2) covariance matrix estimation and (3) mean-tracking error optimization, as described in greater detail below.

1. Risk-Adjusted Returns Estimation via Machine Learning

The first step of the Index construction process involves forecasting the expected risk-adjusted return of each component of the Underlying Benchmark using machine learning models. These models analyze over 100 stock-level market and fundamental characteristics from well-established academic research, drawn from 12 different categories such as default risk, growth, momentum, productivity, profitability, size and value. The models are based on historical data and aim to identify patterns that help predict which stocks that comprise the Underlying Benchmark are likely to outperform.

2. Covariance Matrix Estimation

The second step of the Index construction process utilizes a covariance matrix to estimate risk and correlations between stocks of the Underlying Benchmark. The covariance matrix uses a statistical factor model to identify how the daily returns of stocks comprising the Underlying Benchmark move in relation to each other, and allows the models to understand how combining different stocks will affect the total risk of the portfolio.

3. Mean-Tracking Error Optimization

In the final step of the Index construction process, a mean-tracking error optimization is performed using the expected returns determined in Step 1 above and the covariance matrix estimated in Step 2. This mathematical process selects stock weights that aim to maximize return while minimizing tracking error from the Underlying Benchmark in terms of risk and exposure. The optimization imposes certain constraints to ensure that the Index remains aligned with the Underlying Benchmark, including industry exposure limits and individual stock weight caps. Stocks with trivial target weights, as defined in the Index methodology, are removed from the Index. The optimization process is repeated periodically to adapt to changing market conditions.

The Index is reconstituted on a quarterly basis. A constituent will be removed from the Index if it is removed from the Underlying Benchmark.

The Adviser employs a passive indexing investment approach. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in component securities of the Index. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund generally uses a “replication” strategy to achieve its investment objective, meaning that it will invest in all of the securities included in the Index. The Fund may, however, use a representative sampling approach to achieve its investment objective when the Adviser believes it is in the best interest of the Fund. For example, among other reasons, the Fund may use a representative sampling approach when there are practical difficulties or substantial costs involved in replicating the Index or when an Index constituent becomes temporarily illiquid, unavailable or less liquid. When the Fund uses a representative sampling approach, the Fund may invest in a subset, or “sample,” of the securities included in the Index and whose risk, return and performance characteristics generally match the risk, return and performance characteristics of the Index as a whole. The Fund may also invest in total return swaps that are not components of the Index that the Adviser believes will help the Fund track the Index.

The Fund may concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of September 30, 2025, the Index was not concentrated in any particular industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of September 30, 2025, a significant portion of the Index consisted of companies in the Digital Information and Services sector and the Technology sector, as each such sector is defined by the Wilshire Global Assets Taxonomy System (“GATS”), as set forth in the Global Assets Taxonomy System Principles and Methodology (June 2025) published by Wilshire Indexes. The sectors in which the Index components, and thus the Fund’s investments, may be focused will vary as the composition of the Index changes over time.

Rayliant Wilshire NxtGen Emerging Markets Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to track the performance, before fees and expenses, of the Index. The Index, developed by Wilshire Indexes (the “Index Provider”) in partnership with the Adviser, is composed of equity securities of issuers incorporated, headquartered in or with primary listings in one of twenty-four designated emerging market countries (the “Eligible Countries”), which include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates.

Chinese issuers included in the Index may be incorporated outside of mainland China in jurisdictions such as Hong Kong or in certain offshore locations (the “Benefit Countries”), which include Bermuda, British Virgin Islands, Cayman Islands, Gibraltar, Guernsey, Isle of Man, Jersey, and Marshall Islands. Such issuers may list on exchanges in Hong Kong, New York (N-shares), or Singapore (S-Chips). Taiwanese issuers may similarly maintain operational headquarters in mainland China or be incorporated in a Benefit Country.

The Index includes listed equity securities such as common shares, ordinary shares, and preferred shares. With respect to Chinese issuers, the Index may also include A Shares of companies incorporated in China (“China A Shares”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”), B-shares, H-shares, Red Chips, P-Chips, S-Chips, and N-shares. Securities must be exchange-listed to qualify for inclusion. Securities trading solely over-the-counter and issuers that are subject to a U.S. sanctions program are excluded.

For each Eligible Country, an index universe is established that consists of all eligible securities assigned to that country, which is then divided into large and small cap segments and screened for investability. The large cap segments are then aggregated to form the FT Wilshire Emerging Large Cap Index (the “Underlying Benchmark”), from which the Index is constructed. As of September 30, 2025, the companies included in the Index had a market capitalization ranging from $1.01 billion to $1.11 trillion.

The Index Provider designs, maintains, and calculates the Index using a transparent, ruled-based methodology. This methodology incorporates return forecasts from quantitative machine learning models developed by the Adviser, guiding stock selection and weighting within the Index. The Index construction process begins with the universe of companies that are current members of the Underlying Benchmark. The Underlying Benchmark captures large-cap representation across all 24 emerging market countries. With 1,383 constituents as of June 30, 2025, the Underlying Benchmark covers approximately 80% of the investable market capitalization in emerging markets.

The construction of the Index is then divided into three steps: (1) risk-adjusted returns estimation via machine learning; (2) covariance matrix estimation and (3) mean-tracking error optimization, as described in greater detail below.

1. Risk-Adjusted Returns Estimation via Machine Learning

The first step of the Index construction process involves forecasting the expected risk-adjusted return of each component of the Underlying Benchmark using machine learning models. These models analyze over 100 stock-level market and fundamental characteristics from well-established academic research, drawn from 12 different categories such as default risk, growth, momentum, productivity, profitability, size and value. The models are based on historical data and aim to identify patterns that help predict which stocks that comprise the Underlying Benchmark are likely to outperform.

2. Covariance Matrix Estimation

The second step of the Index construction process utilizes a covariance matrix to estimate risk and correlations between stocks of the Underlying Benchmark. The covariance matrix uses a statistical factor model to identify how the daily returns of stocks comprising the Underlying Benchmark move in relation to each other, and allows the models to understand how combining different stocks will affect the total risk of the portfolio.

3. Mean-Tracking Error Optimization

In the final step of the Index construction process, a mean-tracking error optimization is performed using the expected returns determined in Step 1 above and the covariance matrix estimated in Step 2. This mathematical process selects stock weights that aim to maximize return while minimizing tracking error from the Underlying Benchmark in terms of risk and exposure. The optimization imposes certain constraints to ensure that the Index remains aligned with the Underlying Benchmark, including industry and country exposure limits and individual stock weight caps. Stocks with trivial target weights, as defined in the Index methodology, are removed from the Index. The optimization process is repeated periodically to adapt to changing market conditions.

The Index is reconstituted on a quarterly basis. A constituent will be removed from the Index if it is removed from the Underlying Benchmark.

The Fund uses a “passive management” (or indexing) approach in seeking to achieve its investment objective. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in component securities of the Index. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund generally uses a “replication” strategy to achieve its investment objective, meaning that it will invest in all of the securities included in the Index. The Fund may, however, use a representative sampling approach to achieve its investment objective when the Adviser believes it is in the best interest of the Fund. For example, among other reasons, the Fund may use a representative sampling approach when there are practical difficulties or substantial costs involved in replicating the Index or when an Index constituent becomes temporarily illiquid, unavailable or less liquid. When the Fund uses a representative sampling approach, the Fund may invest in a subset, or “sample,” of the securities included in the Index and whose risk, return and performance characteristics generally match the risk, return and performance characteristics of the Index as a whole. The Fund may also invest in total return swaps and participatory notes (“P-Notes”) that are not components of the Index that the Adviser believes will help the Fund track the Index.

The Fund may concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of September 30, 2025, the Index was not concentrated in any one industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of September 30, 2025, a significant portion of the Index consisted of companies in the Financials and Technology sectors, as each such sector is defined by the Wilshire Global Assets Taxonomy System (“GATS”), as set forth in the Global Assets Taxonomy System Principles and Methodology (June 2025) published by Wilshire Indexes. The sectors in which the Index components, and thus the Fund’s investments, may be focused will vary as the composition of the Index changes over time.

Rayliant SMDAM Japan Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in equity securities of issuers located in Japan. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Fund’s sub-adviser, Sumitomo Mitsui DS Asset Management Company, Ltd, doing business as SMDAM (the “Sub-Adviser” or “SMDAM”), considers an issuer to be located in Japan if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or has its principal office in Japan; (ii) the issuer has the primary trading markets for its securities in Japan; (iii) the issuer derives at least 50% of its revenue or profits from goods or services sold or performed, or investments made, in Japan; or (iv) the issuer has at least 50% of its assets in Japan. For clarity, the Sub-Adviser may rely on only one criterion to determine an issuer’s location even if other criteria may indicate a different location.

The equity securities in which the Fund primarily invests are common stock and preferred stock. The Fund’s portfolio allocations to common and preferred stocks are determined by the Sub-Adviser based upon current and relative yield and the potential total return of these securities relative to their investable universe. The Fund may invest in securities of companies with any market capitalization. The Fund’s equity investments may also include derivatives, principally futures contracts, which will be used primarily by the Fund for hedging purposes, to equitize cash positions in the Fund’s portfolio, or to otherwise gain exposure to an instrument without investing in such instrument directly. The Fund will utilize futures contracts because they not only provide equity exposure to the Fund’s cash balance, but also provide increased flexibility in responding to client cash flow needs (e.g., redemptions). Additionally, because it can be less expensive to trade a list of securities as a package or program trade rather than as a group of individual orders, futures provide a means through which transaction costs can be reduced.

The Fund possesses the discretion to allocate investments across various sectors; however, the execution of the Fund’s investment strategy may lead to a substantial portion of its net assets being invested in one or more sectors at any particular juncture. The selection of these sectors is contingent upon prevailing market demand. No predetermined sectors exist, as the Fund engages in entirely bottom-up fundamental research, potentially resulting in the Fund focusing on one or more sectors from time to time. For instance, the Fund may allocate a substantial portion of its assets to a particular sector based on the high conviction of its portfolio managers, or as a result of stock selection.

Subject to the Adviser’s oversight, the Sub-Adviser makes investment decisions regarding which securities to buy and sell for the Fund. In identifying securities to purchase for the Fund’s portfolio, the Sub-Adviser focuses on companies that it believes demonstrate sustainable earnings growth, based on the Sub-Adviser’s fundamental analysis of individual companies. In the Sub-Adviser’s view, companies that have sustainable earnings growth are companies that (i) establish competitive and advantageous positions in growing markets and segments where demand is rapidly rising; (ii) have distinctive business models that create new markets where the Sub-Adviser determines that competition does not exist and enjoy substantial marginal profits; and (iii) are able to ignite new demand by developing new products and services which the Sub-Adviser determines did not exist previously. Other fundamental characteristics are also considered when evaluating companies to be included in the Fund’s portfolio, including but not limited to (i) size, stability and trajectory of cash flows; (ii) management’s experience, capability and depth; (iii) marketing strategies; (iv) current and future products or services; (v) corporate governance; and (vi) financial health. A determination to sell a company is typically triggered by either (i) negative change on company fundamentals; or (ii) stock price volatility.

Due to its investment strategy, the Fund may buy and sell securities frequently. The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Redwheel Global Emerging Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies, and in other instruments, principally derivatives and shares of investment companies (including exchange-traded funds (“ETFs”)), that have economic characteristics similar to such securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The equity securities in which the Fund invests are primarily publicly traded common stocks, but may also include private placements; rights and warrants; depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies; and securities immediately convertible into equity securities (principally bonds and preferred stock that are immediately convertible into common stock). The Fund may also invest in “out-of-the-money” convertible securities and may invest in securities of companies with any market capitalization.

The Fund considers a company to be an emerging market company if, at the time of purchase: (i) at least 50% of the company’s assets are located in emerging or frontier market countries; (ii) at least 50% of the company’s revenue is generated in emerging or frontier market countries; or (iii) the company maintains its principal place of business in an emerging or frontier market country. The Fund considers emerging market countries to be: (i) countries that have an “emerging stock market” in a “developing economy” as defined by the International Finance Corporation; (ii) countries that have “low or middle economies” according to the World Bank; (iii) countries listed in a World Bank publication as “developing”; (iv) countries considered “industrially developing countries” by the International Monetary Fund; and (v) other countries that have similar characteristics, as determined by RWC US. The Fund considers frontier market countries to be countries included in the MSCI Frontier Markets Index and other countries that have similar characteristics, as determined by RWC US. Under normal circumstances, the Fund invests in at least three emerging or frontier market countries. From time to time, the Fund may focus its investments in a particular country, such as the People’s Republic of China (“China”). The Fund may invest in A-Shares of companies based in China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

The Fund may utilize derivatives, principally equity-linked notes (including participation notes and other instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index) and swaps, to seek to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. For purposes of the Fund’s 80% investment policy, the Fund generally values its derivative instruments using the market values of the investments, but reserves the right to use an investment’s notional value, where determined appropriate in RWC US’ discretion.

In selecting investments for the Fund, RWC US implements its “Growth At A Reasonable Price” investment philosophy by combining top-down analyses of economic, political and social factors with

Redwheel Next Generation Power Infrastructure Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will principally focus its investment activities in equity securities of companies who are developers, owners and operators, in full or in part, of renewable and low-emission power plants and systems, and related infrastructure investments. The Fund will typically emphasize those companies achieving measurable improvements in overall emissions, as defined as those gases and particles that are exhausted into the air as a result of fuel combustion-related activities (“Emissions”), relative to their market peers. The Fund’s investments in equity securities may include investments in other investment companies, real estate investment trusts (“REITs”), foreign investment funds, preferred stocks, rights, warrants, convertible securities, and initial public offerings. The Fund will be invested in a range of both developed and non-developed markets, commensurate with its investment criteria. The Fund considers non-developed market countries to be those countries defined as such by the MSCI Market Classification Framework.

The Fund will invest at least 80% of its total assets in equity securities of next generation power infrastructure companies, which consist of companies deriving at least 50% of revenues from activities in power generation, transmission, distribution, storage, and ancillary or related services and that further either: (i) derive at least 50% of revenues from activities in renewable and low-Emission power generation, transmission, distribution, storage, and ancillary or related services; or (ii) are investing a majority of growth capital to increase their percentage mix of assets distributing and transmitting renewable and low-Emission power over time (“Next Generation Power Infrastructure Universe”). For these purposes, the term “renewable” means energy derived from natural sources that are constantly replenished and that can be harnessed for the purposes of producing electricity, such as solar, wind or hydro-electric. Such companies invest in renewable generation or other low-Emission related services, and/or contribute to reducing Emissions. These include, but are not limited to, those companies involved with owning solar, wind, hydro-electric, biomass, waste-to-energy and large-scale battery storage assets, as well as transmission and distribution assets related to delivering electricity, including renewable energy. For companies involved in power generation, the Fund will only invest in such companies that have as a minimum 10% lower CO2 emissions per unit of electricity generated than the grids in which they operate. This analysis is completed by an external specialist provider, based on scope 1 emissions of the power generation business.

The Next Generation Power Infrastructure Universe is a global investment universe that includes companies mainly based in North America, Europe and Asia, but also includes companies in other regions to a lesser extent. Under normal market conditions, the Fund will invest at least 40% of its total assets in foreign securities, which

RWC Asset Management LLP (“RWC UK”) considers to be companies organized outside of the United States, whose principal listing exchange is outside the United States, or who derive a significant portion of their revenue or profits outside the United States.

The Fund’s investments in foreign securities may also include American Depositary Receipts (“ADRs”) and investments in non-developed market securities. The Fund may invest up to 20% of its total assets in securities of companies located in nondeveloped markets. The Next Generation Power Infrastructure Universe includes a broad range of companies, ranging from small market capitalization companies to large market capitalization companies, with assets located throughout the world. The Fund may invest in companies of all market capitalizations. The Fund’s investment in securities of companies in the Next Generation Power Infrastructure Universe may include illiquid securities. The Fund will concentrate in industries represented by infrastructure companies. The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

The Fund may invest up to 15% of its total assets in debt securities, including but not limited to debt securities issued or guaranteed by the U.S. government or government-related entities. The Fund may also invest in derivatives which are financial contracts whose values depend on, or are derived from, the values of underlying assets, reference rates, or indices. To manage risk and/or seek particular portfolio exposure as a substitute for a comparable market position in the underlying exposure, the Fund may invest in derivatives including options, futures, swap contracts and combinations of these instruments. The Fund may invest in futures, options and swap contracts on equity and debt securities, equity and debt indices and commodities (“Commodity Interests”) (i) with aggregate net notional value of up to 20% of the Fund’s net assets, or (ii) for which the initial margin and premiums do not exceed 5% of its net assets, in each case excluding bona fide hedging transactions.

RWC UK will seek to utilize a combined investment approach, incorporating a relatively broad exposure to the Next Generation Power Infrastructure Universe, with targeted active weights towards those investments that RWC UK believes offer attractive risk-adjusted intrinsic value. These active weights can change over time, relative to changes in corporate strategy, share prices, regulatory changes or other factors such as, but not limited to, balance sheet and liquidity considerations, environmental, social and governance (“ESG”) risk considerations, project success or jurisdictional policy issues. RWC UK uses financial models (income statements, balance sheets, cash flow statements), valuation metrics (discounted cash flows, price-to-book, price-to-earnings, enterprise value to EBITDA, dividend yield and growth) and risk metrics (beta, volatility, correlations) to identify the best investment opportunities from a return perspective while taking into account the different risk profile of each investment.

RWC UK incorporates ESG risk factors into its security selection and portfolio construction. RWC UK reviews both internally generated and third-party data in assessing ESG risk factors. In order to determine the suitability of an investment for the Fund, after having screened positively in terms of activity and the CO2 emissions threshold for power generating companies, RWC UK conducts a thorough analysis of the companies that encompass ESG and financial analysis, using internal analysis and external providers. RWC UK conducts meetings with management as part of the process to identify and review the attractiveness of the potential investment. The primary aim of the ESG analysis process is to assess how ESG risks can derail or materially impact the underlying investment case of a company.

ESG risk considerations include, but are not limited to, RWC UK evaluating specific environmental factors of a company’s policy towards carbon and potentially other emissions. From a social perspective, RWC UK analyzes potential portfolio companies’ metrics such as, but not limited to, whether the company is a signatory to the UN Global Compact and also seeks to measure and create a positive improvement regarding abatement of other harmful emissions which can disproportionately affect some impoverished communities. In terms of governance, RWC UK incorporates an analysis of the company’s board composition such as the percent of independent directors and may also assess protection of minority shareholders. RWC UK analyzes these factors with a preference for positive and improving trends when considering individual stocks for purchase in the portfolio. This data is reviewed for all investments at the time of purchase and periodically, at least quarterly, for all portfolio investments.

SouthernSun Small Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase in small-capitalization securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in common stocks of small-capitalization U.S. companies that the Adviser selects using a research-driven, value-oriented investment strategy. The Fund defines small-capitalization securities to include securities of issuers with a market capitalization at the time of purchase within the capitalization range of companies in the Russell 2000 Index during the most recent 12-month period (based on month-end data). This capitalization range will change over time. While the market capitalization range of the Russell 2000 Index changes throughout the year, as of November 30, 2025, the range of the Russell 2000 Index was $2.46 million to $32.5 billion. The Fund also may invest in companies that are incorporated, domiciled, or have a majority of their revenue derived from outside the U.S. and whose equity securities trade on U.S. exchanges. The Fund does not trade in equity securities via non-U.S. exchanges.

The Fund typically invests in 20-30 companies that the Adviser believes are niche dominant and attractively valued with financial flexibility and uniquely fitted management teams. When selecting companies for investment, the Adviser seeks opportunities that it believes have the following characteristics:

●

Financial Flexibility: The Adviser seeks companies that have strong balance sheets, while generating discretionary cash flow and organic revenue growth (revenue growth not obtained through mergers or acquisitions).

●

Management Adaptability: The Adviser seeks management teams with measurable, transparent goals that are held accountable for performance. As long-term owners of businesses, the Adviser is looking for like-minded management teams that know how to adapt and innovate.

●	Niche Dominance: The Adviser seeks companies that it believes possess meaningful competitive advantages over peers with attractive opportunities in their target markets.

Under normal market conditions, the majority of the Fund’s assets will be allocated to equity securities. The Fund may hold assets in cash and cash equivalents, and at times these holdings may be significant. Under normal market conditions, the Fund’s holdings in cash and cash equivalents will not exceed 20% of the Fund’s net assets. The Fund’s cash level at any point typically relates to the Adviser’s individual security selection process, and therefore may vary, depending on the Adviser’s desired security weightings or other factors. The Fund may also allocate a greater percentage of its portfolio to investments in a particular sector, such as the industrials sector.

The Fund generally seeks to buy and hold stocks for the long-term, and sells holdings that the Adviser believes have exceeded their intrinsic market value, become too large a position, experienced a change in fundamentals or are subject to other factors that the Adviser believes may contribute to underperformance. The Fund generally seeks to hold positions in companies as they increase in market capitalization, potentially beyond the small-capitalization range, as long as the Adviser considers the company to remain an attractive investment with capital appreciation potential. Because of this, the Fund may from time to time hold less than 80% of its net assets in equity securities of small-capitalization companies due to subsequent market action.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

SouthernSun U.S. Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (common stocks) of U.S. companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund considers a company to be a U.S. company if (i) it is organized inside the U.S. or maintains a principal place of business inside the U.S.; or (ii) its securities are traded principally inside the U.S.; or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed inside the U.S. or it has at least 50% of its assets inside the U.S. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in common stocks of small to middle capitalization U.S. companies that the Adviser selects using a research-driven, value-oriented investment strategy. The Fund defines the investable universe of small to middle capitalization securities to include securities of issuers with a market capitalization at the time of purchase within the capitalization range of companies in the Russell 2500 Index during the most recent 12 month period (based on month-end data). This capitalization range will change over time. While the market capitalization range of the Russell 2500 Index changes throughout the year, as of November 30, 2025, the range of the Russell 2500 Index was $2.46 million to $50.1 billion.

The Fund typically invests in 20-30 companies that the Adviser believes are niche dominant and attractively valued with financial flexibility and uniquely fitted management teams. When selecting companies for investment, the Adviser seeks opportunities that it believes have the following characteristics:

●

Financial Flexibility: The Adviser seeks companies that have strong balance sheets while generating discretionary cash flow and organic revenue growth (revenue growth not obtained through mergers or acquisitions).

●

Management Adaptability: The Adviser seeks management teams with measurable, transparent goals that are held accountable for performance. As long-term owners of businesses, the Adviser is looking for like-minded management teams that know how to adapt and innovate.

●	Niche Dominance: The Adviser seeks companies that it believes possess meaningful competitive advantages over peers with attractive opportunities in their target markets.

Under normal market conditions, the majority of the Fund’s assets will be allocated to equity securities. The Fund may hold assets in cash and cash equivalents, and at times these holdings may be significant. Under normal market conditions, the Fund’s holdings in cash and cash equivalents will not exceed 20% of the Fund’s net assets. The Fund’s cash level at any point typically relates to the Adviser’s individual security selection process, and therefore may vary, depending on the Adviser’s desired security weightings or other factors. The Fund may also allocate a greater percentage of its portfolio to investments in a particular sector, such as the industrials sector.

The Fund generally seeks to buy and hold stocks for the long-term, and sells holdings that the Adviser believes have exceeded their intrinsic market value, become too large a position, experienced a change in fundamentals or are subject to other factors that the Adviser believes may contribute to underperformance.

The Fund generally seeks to hold positions in companies as they increase in market capitalization, potentially beyond the small to mid-capitalization range, as long as the Adviser considers the company to remain an attractive investment with capital appreciation potential.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.